SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                          VARIABLE SEPARATE ACCOUNT
      Polaris Choice III Variable Annuity Prospectus dated May 1, 2013

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
      Polaris Choice III Variable Annuity Prospectus dated May 1, 2013
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The following replaces the chart appearing under "What are the investment requirements if I elect the Extension?" in the MARKETLOCK INCOME PLUS EXTENSION Optional Living Benefit section of the prospectus for contracts issued between May 1, 2008 and April 30, 2009:

What are the investment requirements if I elect the Extension?

The Investment Requirements for the Extension are different from, and are more restrictive than, the investment requirements of your current MarketLock Income Plus feature. If you elect the Extension, you must allocate your assets in accordance with one of the following options:



Option 1  Up to 50% in one or more of the following:
              American Funds Asset Allocation SAST
              Asset Allocation
              Balanced (JPM)
              Balanced*
              Franklin Income Securities Fund
              Managed Allocation Balanced
              Managed Allocation Moderate
              Managed Allocation Moderate Growth
              MFS Total Return

          Up to 100% in one or more of the following:
              SunAmerica Dynamic Allocation Portfolio
              SunAmerica Dynamic Strategy Portfolio
              Cash Management Portfolio


Option 2  25% SunAmerica Dynamic Allocation Portfolio and
          25% SunAmerica Dynamic Strategy Portfolio and
          50% in one of the following:
               Polaris Portfolio Allocator Models: Model 1, Model 2 or Model 3 or
               50%-50% Combination Models: Model 1, Model 2 or Model 3


         * Only available on contracts purchased through J.P. Morgan Securities (formerly "Chase Investment Services Corporation").





Dated:  June 14, 2013

                 Please keep this Supplement with your Prospectus